Share-Based Compensation (Tables)	12 Months Ended
Apr. 30, 2025
Share-Based Compensation [Abstract]
Schedule of Award Activity

A summary of the employee equity award activity under the 2019 Plan is stated below:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2023	1,035,000	2.00	5.8	603.0
Granted	-	-	-	-
Forfeited	(15,000)	2.00	-	121.4
Outstanding, April 30, 2024	1,020,000	2.00	4.8	121.4
Vested at April 30, 2024	1,020,000	2.00	4.8	121.4
Exercisable at April 30, 2024	1,020,000	2.00	4.8	121.4

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		USD	Years	USD
Outstanding, April 30, 2024	1,020,000	0.01	4.8	0.9
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, April 30, 2025	1,020,000	0.01	3.8	0.4
Vested at April 30, 2025	1,020,000	0.01	3.8	0.4
Exercisable at April 30, 2025	1,020,000	0.01	3.8	0.4

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2024	1,020,000	2.00	4.8	121.4
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, April 30, 2025	1,020,000	2.00	3.8	52.5
Vested at April 30, 2025	1,020,000	2.00	3.8	52.5
Exercisable at April 30, 2025	1,020,000	2.00	3.8	52.5

A summary of the employee equity award activity under the 2019 Trust-Type Plan is stated below:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2023	2,000,000	50	6.2	555.0
Granted	-	-	-	-
Forfeited	(2,500)	50	-	-
Exercised	(37,500)	50	-	-
Outstanding, April 30, 2024	1,960,000	50	5.2	73.4
Vested at April 30, 2024	1,960,000	50	5.2	73.4
Exercisable at April 30, 2024	1,960,000	50	5.2	73.4
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2024	1,960,000	50	5.2	73.4
Granted	-	-	-	-
Forfeited	(1,960,000)	50	-	-
Exercised	-	-	-	-
Outstanding, April 30, 2025	-	-	-	-
Vested at April 30, 2025	-	-	-	-
Exercisable at April 30, 2025	-	-	-	-

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		USD	Years	USD
Outstanding, April 30, 2024	1,960,000	0.4	5.2	0.5
Granted	-	-	-	-
Forfeited	(1,960,000)	0.4	-	-
Exercised	-	-	-	-
Outstanding, April 30, 2025	-	-	-	-
Vested at April 30, 2025	-	-	-	-
Exercisable at April 30, 2025	-	-	-	-